Net Income per Common Share (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Weighted average number of Common Shares used to compute basic net income per Common Share	233,850	232,635	206,928
Dilutive effect of stock options and restrictive stock units	2,876	2,843	2,717
Dilutive effect of outstanding warrant shares	2,338	5,005	3,967
Weighted average number of Common Shares used to compute diluted net income per Common Share	239,064	240,483	213,612
Stock Options and Restrictive Stock [Member]
Antidilutive securities having no dilutive effect, not included in above calculation	3,995	2,152	2,627
Warrants [Member]
Antidilutive securities having no dilutive effect, not included in above calculation	23,591	21,462	22,500